Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Liabilities [Abstract]
Other Accrued Expenses	2020 2019Advances$ 882 $ 500Board compensation - 413 Other accrued expenses 54 168 $ 936 $ 1,081